Summary of Accounting Principles (Revenue Recognition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (Decrease) in Operating Profit Due to Contract Reestimates	$ (157)
Inventory Costs in Excess of Average Cost Per Unit	$ 233	$ 13
ASU 2015-14 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date - delays the effective date of ASU 2014-09 by one year.
ASU 2016-08 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net) - clarifies how an entity should identify the unit of accounting (i.e. the specified good or service) for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements.
ASU 2016-10 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-10, Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing - clarifies the guidance surrounding licensing arrangements and the identification of performance obligations.
ASU 2016-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-12, Revenue from Contracts with Customers (Topic 606), Narrow-Scope Improvements and Practical Expedients - addresses implementation issues raised by stakeholders concerning collectability, noncash consideration, presentation of sales tax, and transition.
ASU 2016-20 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-20, Revenue from Contracts with Customers (Topic 606), Technical Corrections and Improvements - addresses loan guarantee fees, impairment testing of contract costs, provisions for losses on certain contracts, and various disclosures.
ASU 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers: In May 2014, the FASB issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. ASU 2014-09 and its related amendments (collectively, the New Revenue Standard) are effective for reporting periods beginning after December 15, 2017, and interim periods therein, using either of the following transition methods; (i) a full retrospective adoption reflecting the application of the standard in each prior reporting period, or (ii) a modified retrospective approach with the cumulative effect of adopting recognized through retained earnings at the date of adoption. The New Revenue Standard is expected to change the revenue recognition practices for a number of revenue streams across our businesses, although the most significant impacts will be concentrated within our aerospace units. Several businesses, which currently account for revenue on a “point-in-time basis,” will be required to use an “over time” model as they meet one or more of the mandatory criteria established in the New Revenue Standard. Revenue will be recognized based on percentage-of-completion for repair contracts within both Otis and UTC Climate, Controls & Security; certain U.S. Government aerospace contracts; and aerospace aftermarket service work performed on a time and materials basis. For these businesses, unrecognized sales and operating profits related to the satisfied portion of the performance obligations of contracts in process as of the date of adoption will be recorded through retained earnings. The ongoing effect of recording revenue on a percentage-of-completion basis within these businesses is not expected to be material. In addition to the forgoing, our aerospace businesses will also incur changes related to the timing of manufacturing cost recognition and certain engineering and development costs. In most circumstances, our commercial aerospace businesses will identify the performance obligation, or the unit of accounting, as the individual original equipment (OEM) unit; revenues and costs to manufacture each unit will be recognized upon OEM unit delivery. Under current practice the unit of accounting is the contract and early-contract OEM unit costs in excess of the average expected over the contact are capitalized and amortized over lower-cost units later in the contract. With the adoption of the New Revenue Standard, any deferred unit costs in excess of the contract average will be eliminated through retained earnings and will not be amortized into future earnings. As of December 31, 2016, capitalized deferred unit costs in excess of the contract average are $233 million, which is expected to increase in 2017 prior to adoption of the New Revenue Standard. In regards to costs incurred for the engineering and development of aerospace products under contract with customers, we generally expense as incurred unless there is a contractually guaranteed right of recovery. Any customer funding received for such efforts is recognized when earned, with the corresponding costs recognized as cost of sales. Under the New Revenue Standard, customer funding of OEM product engineering and development must be deferred and recognized as revenue as the OEM products are delivered to the customer. There is currently less clarity regarding the accounting for the associated product engineering and development costs. As such, we are continuing to evaluate whether such costs should continue to be expensed or capitalized as contract fulfillment costs and subsequently amortized. For contracts that are open as of the adoption date, previously recognized customer funding will be established as a contract liability. We continue to evaluate the implications of the standard change. We intend to adopt the New Revenue Standard effective January 1, 2018 using the modified retrospective approach.